Fees Summary	Aug. 07, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 471,074,043.00
Previously Paid Amount	0.00
Total Fee Amount	72,122.00
Total Offset Amount	0.00
Net Fee	$ 72,122.00